Background Information	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Background Information
1.	Background Information

BioVie Inc. (F/K/A NanoAntibiotics, Inc.) (the “Company”) is a development stage enterprise that was incorporated in the state of Nevada on April 10, 2013.  The Company is engaged in the discovery, development and commercialization of a therapy targeting ascites due to liver cirrhosis. Ascites due to liver cirrhosis is a life-threatening condition affecting about 100,000 Americans and many times more worldwide. Our therapy BIV201 is based on a drug that’s approved in about 40 countries to treat related complications of liver cirrhosis (part of the same disease pathway as ascites), but not yet available in the US. BIV201’s active agent is a potent vasoconstrictor and has shown efficacy for reducing portal hypertension in studies around the world. The goal is for BIV201 to interrupt the ascites disease pathway, thereby halting the cycle of accelerating fluid generation in ascites patients. The BIV201 development program began at LAT Pharma LLC. On April 11, 2016, the Company acquired LAT Pharma LLC and the rights to its BIV201 development program. We currently own all development and marketing rights to our drug candidate, except as noted previously, the Company and PharmaIN have exchanged small (low single-digit) ownership rights to each other’s ascites drug development programs. The Company recently filed patent applications for its drug candidate in the US and Japan, as well as a PCT in Europe. We are currently completing the work necessary to file our investigational new drug (IND) application, and aim to commence clinical trials should the FDA approve our application.

The Company’s activities are subject to significant risks and uncertainties including failure to secure additional funding to properly execute the company’s business plan.

1.	Background Information

BioVie Inc. (F/K/A NanoAntibiotics, Inc.) (the “Company”) is a development stage enterprise that was incorporated in the state of Nevada on April 10, 2013.  The Company is engaged in the discovery, development and commercialization of a therapy targeting ascites due to liver cirrhosis. Ascites due to liver cirrhosis is a life-threatening condition affecting about 100,000 Americans and many times more worldwide. Our therapy BIV201 is based on a drug that’s approved in about 40 countries to treat related complications of liver cirrhosis (part of the same disease pathway as ascites), but not yet available in the US. BIV201’s active agent is a potent vasoconstrictor and has shown efficacy for reducing portal hypertension in studies around the world. The goal is for BIV201 to interrupt the ascites disease pathway, thereby halting the cycle of accelerating fluid generation in ascites patients. The BIV201 development program began at LAT Pharma LLC. On April 11, 2016, the Company acquired LAT Pharma LLC and the rights to its BIV201 development program. We currently own all development and marketing rights to our drug candidate. The Company and PharmaIN have exchanged small (low single-digit) ownership rights to each other’s ascites drug development programs. The Company recently filed patent applications for its drug candidate in the US and Japan, as well as a PCT in Europe. We are currently completing the work necessary to file our investigational new drug (IND) application, and aim to commence clinical trials should the FDA approve our application.

The Company’s activities are subject to significant risks and uncertainties including failure to secure additional funding to properly execute the company’s business plan.

LAT PARMA LLC
Background Information

NOTE 1: NATURE OF OPERATIONS

LAT Pharma LLC (“LAT Pharma” or “The Company”) was created in 2006 with the goal of inventing, developing, and commercializing a lifesaving new therapy for people afflicted with advanced liver disease and cirrhosis of the liver and its deadly complications. The company works to develop and commercialize a novel treatment for ascites.

Approximately 60% of people with liver cirrhosis (more than 400,000 Americans and millions worldwide) will develop this poorly controlled and frequently fatal condition. Therefore, the company is working to design a new drug to become the first long-acting pain management for the chronic administration of ascites—and the only agent that targets its root cause: portal hypertension.

Since the company’s inception, it has not incurred any revenue and only expenses while the company works to develop the treatment as such described. Therefore, the company has applied for a provisional U.S. patent for its work thus far, but has not yet applied for a permanent Patent.